RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS, INC.
(the “Trust”)

Supplement dated October 3, 2016
to the combined Prospectus dated July 29, 2016 and the Summary Prospectuses dated July 29, 2016
(collectively the “Prospectuses”) for the following series of the Trust (the “Funds”):

Rainier Large Cap Equity Fund –Original and Institutional Classes
Rainier Mid Cap Equity Fund –Original and Institutional Classes
Rainier Small/Mid Cap Equity Fund –Original and Institutional Classes
MN Rainier Intermediate Fixed Income Fund –Original and Institutional Classes
Rainier International Discovery Fund –Institutional Class and Class A

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

1.	In connection with his retirement by the end of the year from Rainier Investment Management, LLC (“Rainier”), Mark Dawson is resigning his positions as Chief Investment Officer and as a member of the portfolio management team of the Rainier Large Cap Equity Fund effective immediately.

2.	In connection with his retirement by the end of the year from Rainier, James Margard is resigning his positions as a member of the portfolio management teams of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund effective immediately.

3.	Due to the retirement of Mark Dawson and James Margard, Rainier has made several changes to the roles and responsibilities of its investment professionals. Therefore, the portfolio managers information in the Prospectuses’ Summary sections is hereby amended as follows:

a.	The information with respect to Mark Dawson in the Rainier Large Cap Equity Fund section is hereby deleted and replaced by the following:

Mark W. Broughton, CFA
Co-Head of US Equities and Senior Equity Portfolio Manager, has managed the Fund since 2016

Stacie L. Cowell, CFA
Senior Equity Portfolio Manager, has managed the Fund since 2016

b.	The information with respect to James Margard and Andrea Durbin in the Rainier Mid Cap Equity Fund section is hereby deleted and replaced by the following:

Michael Emery, CFA
Co-Head of US Equities and Senior Equity Portfolio Manager, has managed the Fund since 2016

c.	The information with respect to James Margard and Andrea Durbin in the Rainier Small/Mid Cap Equity Fund is hereby deleted and replaced by the following:

Michael Emery, CFA
Co-Head of US Equities and Senior Equity Portfolio Manager, has managed the Fund since 2016

4.	The portfolio managers information in the Prospectuses’ Organization and Management section is hereby amended as follows:

a.	The information for Mark H. Dawson, James R. Margard, and Andrea L. Durbin is hereby deleted.

b.	The information with respect to Mark Broughton is hereby deleted and replaced with the following:

Mark W. Broughton, CFA
Co-Head of US Equities and Senior Equity Portfolio Manager (Rainier)
Joined Rainier in 2002.  Co-Head of US Equities since 2016.  Member of the Mid Cap Equity Fund portfolio management team since 2005, the Small/Mid Cap Equity Fund portfolio management team since 2002, and Large Cap Equity Fund portfolio management team since 2016.  Mr. Broughton is primarily responsible for developing and executing the Fund’s strategic vision, communication and investment framework along with the day-to-day management of the Mid Cap Equity Fund, the Small/Mid Cap Equity Fund and the Large Cap Equity Fund.

c.	The information with respect to Mike Emery is hereby deleted and replaced with the following:

Michael Emery, CFA
Co-Head of US Equities and Senior Equity Portfolio Manager (Rainier)
Joined Rainier in 2008.  Co-Head of US Equities since 2016.  Member of the Large Cap Equity Fund portfolio management team since 2008, the Mid Cap Equity Fund portfolio management team since 2016, and the Small/Mid Cap Equity Fund portfolio team since 2016.  Mr. Emery is primarily responsible for developing and executing the Fund’s strategic vision, communication and investment framework along with the day-to-day management of the Mid Cap Equity Fund, the Small/Mid Cap Equity Fund and the Large Cap Equity Fund.

d.	The information with respect to Stacie L. Cowell is hereby deleted and replaced with the following:

Stacie L. Cowell, CFA
Senior Equity Portfolio Manager (Rainier)
Joined Rainier in 2006.  Senior Equity Portfolio Manager since 2006.  Member of the Large Cap Equity Fund portfolio management team since 2016, the Mid Cap Equity Fund portfolio management team since 2006 and of the Small/Mid Cap Equity Fund portfolio management team since 2006.  Ms. Cowell is primarily responsible for the day-to-day management of the Large Cap Equity Fund, the Mid Cap Equity Fund and the Small/Mid Cap Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS, INC.
(the “Trust”)

Supplement dated October 3, 2016
to the combined Statement of Additional Information dated July 29, 2016 (the “SAI”) for the following series of the Trust (the “Funds”):

Rainier Large Cap Equity Fund –Original and Institutional Classes
Rainier Mid Cap Equity Fund –Original and Institutional Classes
Rainier Small/Mid Cap Equity Fund –Original and Institutional Classes
MN Rainier Intermediate Fixed Income Fund –Original and Institutional Classes
Rainier International Discovery Fund –Institutional Class and Class A

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the Prospectus.

1.	In connection with Mark Dawson’s planned retirement by the end of the year from Rainier Investment Management, LLC (“Rainier”), Mark Dawson is resigning his positions as Chief Investment Officer and as a member of the portfolio management team of the Rainier Large Cap Equity Fund effective immediately. As a result of his retirement at the end of the year, he will be ending his employment with Rainier and will be resigning from his position as Vice President of the Trust simultaneously therewith.

2.	In connection with James Margard’s planned retirement by the end of the year from Rainier, James Margard is resigning his positions as Senior Equity Portfolio Manager and as a member of the portfolio management team of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund effective immediately. As a result of his retirement at the end of the year, he will be ending his employment with Rainier and will be resigning from his position as Vice President of the Trust simultaneously therewith.

3.	Due to the retirement of Mark Dawson and James Margard, Rainier has made several changes to the roles and responsibilities of its investment professionals. Therefore, the Portfolio Managers section in the SAI is hereby deleted and replaced with following:

Mark W. Broughton is a Co-Head of US Equities for Rainier, Senior Equity Portfolio Manager and a member of the portfolio management teams of the Mid Cap Equity Fund, Large Cap Equity Fund and Small/Mid Cap Equity Fund.  Mr. Broughton is also a Principal and owner of Rainier.  The following provides information regarding accounts other than the Mid Cap Equity Fund, Large Cap Equity Fund and Small/Mid Cap Equity Fund managed by Mr. Broughton as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed ($ in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance ($ in Millions)
Other Registered Investment Companies	2	$129.6	0	$0
Other Pooled Investment Vehicles	1	$15.0	0	$0
Other Accounts	5	$166.0	0	$0

Marc Bushallow is Managing Director of Fixed Income at MNA.  The following provides information regarding accounts other than the Intermediate Fixed Income Fund managed by Mr. Bushallow as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed ($ in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance ($ in Millions)
Other Registered Investment Companies	13	$4,929.3	0	$0
Other Pooled Investment Vehicles	4	$5,503.3	0	$0
Other Accounts	6,581	$12,392.9	0	$0

Stacie L. Cowell is a Senior Equity Portfolio Manager of Rainier and a portfolio manager for the Mid Cap Equity Fund, Large Cap Equity Fund and Small/Mid Cap Equity Fund.  Ms. Cowell is also a Principal and owner of Rainier.  The following provides information regarding accounts other than the Mid Cap Equity Fund, Large Cap Equity Fund and Small/Mid Cap Equity Fund managed by Ms. Cowell as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed ($ in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance ($ in Millions)
Other Registered Investment Companies	2	$129.6	0	$0
Other Pooled Investment Vehicles	1	$15.0	0	$0
Other Accounts	5	$166.0	0	$0

Michael Emery is a Co-Head of US Equities of Rainier, Senior Equity Portfolio Manager and a member of the portfolio management teams of the Large Cap Equity Fund, Mid Cap Equity Fund and Small/Mid Cap Equity Fund.  Mr. Emery is also a Principal and owner of Rainier.  The following provides information regarding accounts other than the Large Cap Equity Fund, Mid Cap Equity Fund and Small/Mid Cap Equity Fund managed by Mr. Emery as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed ($ in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance ($ in Millions)
Other Registered Investment Companies	1	$185.3	0	$0
Other Pooled Investment Vehicles	1	$59.0	0	$0
Other Accounts	7	$299.0	0	$0

R. Keith Harwood is Director of Credit Research at MNA.  The following provides information regarding accounts other than the Intermediate Fixed Income Fund managed by Mr. Harwood as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed ($ in Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance ($ in Millions)
Other Registered Investment Companies	6	$100.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	209	$1,121.9	0	$0

Henrik Strabo is the Head of International Investments for Rainier and the portfolio manager for the International Discovery Fund.  Mr. Strabo is also a Principal of Rainier.  The following provides information regarding other accounts managed by Mr. Strabo as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed ($ in Millions)	Number of Accounts f or which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance ($ in Millions)
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$74.0	0	$0
Other Accounts	3	$203.3	0	0

As of March 31, 2016, the Portfolio Managers beneficially owned shares of the Funds as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	Small/Mid Cap Equity Fund	Mid Cap Equity Fund	Large Cap Equity Fund	Intermediate Fixed Income Fund	International Discovery Fund
Mark Broughton	E.	F.	N/A	N/A	N/A

Marc Bushallow	N/A	N/A	N/A	A.	N/A

Stacie Cowell	E.	E.	N/A	N/A	N/A

Michael Emery	N/A	N/A	D.	N/A	N/A

R. Keith Harwood	N/A	N/A	N/A	A.	N/A

Henrik Strabo	N/A	N/A	N/A	N/A	F.

Compensation
All Rainier portfolio managers receive a fixed base salary and certain portfolio managers may receive fixed bonuses.  Portfolio managers who are owners of Rainier may receive distributions based on their relative ownership of Rainier.

Rainier has instituted a performance-based bonus program, which may provide for portfolio managers who are voting owners of Rainier to receive an annual bonus based on: (1) how each of the strategies the portfolio manager manages performs during the applicable year on a pre-tax basis in comparison to the performance of the applicable benchmark index (on a gross of fees basis) and peer group; (2) the portfolio manager’s overall contribution to the portfolio management team as determined by the Board of Directors of Rainier, based on the recommendation of Rainier’s Compensation Committee with input from the Chief Investment Officer and other members of the portfolio management team; and (3) the more general performance of Rainier.  Portfolio managers who are not voting owners of Rainier also may have performance bonus components to their compensation depending on the circumstances.  In these cases, the bonus would be determined based on generally similar criteria to those applicable to voting owners or, in the case of the portfolio manager for the International Discovery Fund, relative performance to the benchmark on a net of fees basis, investment performance of the Fund relative to the performance of competing funds based on information developed by a third party and profitability of the portfolio manager’s investment strategy.  The performance component to bonus determination in the case of the portfolio manager for the International Discovery Fund may reflect performance history of up to five years.

The members of the portfolio management team for the Intermediate Fixed Income Fund are compensated by MNA. Compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful employees. The bonus system has been established to provide a strong incentive for employees to make investment decisions in the best interest of MNA’s clients, including Fund shareholders.

MNA has a bonus system based on the performance of individual securities and/or the overall performance of the portfolio. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles, including both absolute return hurdles (e.g., 0% or positive returns) and benchmark-relative return hurdles. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks. In addition, all members of the portfolio management team may receive bonuses based on the performance of the portfolio as a whole relative to the hurdles described above.

Additional compensation may be provided to certain employees at the discretion of MNA’s Director of Investments. Also, certain employees may be awarded equity in MNA based upon a combination of performance and tenure. Equity ownership in MNA represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of clients. MNA may utilize a bonus when recruiting new employees to help defray relocation costs, if applicable.

Material Conflicts of Interest
The compensation paid to Rainier for managing the Large Equity, Mid Cap Equity, Small/Mid Cap Equity and International Discovery Funds is based on a percentage of assets under management.  Portfolio managers benefit from Rainier’s revenues and profitability and may receive bonuses to recognize performance.  However, the Portfolio Managers’ compensation is not based directly on fee revenue earned by Rainier on particular accounts in a way that would be expected to create a material conflict of interest in favoring particular accounts over other accounts. Rainier has adopted policies intended to address potential conflicts of interest related to aggregating and filling orders for portfolio securities and other portfolio management-related activities.

MNA’s management of other accounts may give rise to potential conflicts of interest in connection with its management of the Intermediate Fixed Income Fund’s investments, on the one hand, and the investments of the other accounts, on the other. MNA may, for example, have an incentive to favor accounts with higher fees or performance-based fees in the allocation of investment opportunities. However, MNA has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, MNA trades most fixed income investments on an aggregate basis to increase efficiency of execution.

MNA’s trading function for most fixed income investments (other than certain fixed income investments, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For most fixed income securities trades, traders exercise individual discretion in order to get MNA’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For certain fixed income investments, the Fund’s portfolio management team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Fund’s portfolio for other accounts managed by MNA. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get MNA’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security. With respect to any account of MNA not receiving a full allocation of a primary market issuance, MNA may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE